Other Assets - Schedule of Other Assets — Non-Current (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Schedule of Other Assets — Non-Current [Abstract]
Advance to suppliers	$ 4,657	$ 6,026	$ 3,471
Long-term deposits	57,336	75,599	66,491
Other assets – non-current	$ 63,075	$ 81,625	$ 69,962